Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Income (loss) before tax	$(14,010,720)	$(11,575,515)
Current tax expense (benefit)
United States	$(21,875)	$1,620
PRC/Hong Kong	-
	(21,875)	1,620

Deferred tax (benefit) expense other than the benefit of net operating losses
United States	-	-
PRC/Hong Kong	(272,039)	(196,306)
	(272,039)	(196,306)

Deferred tax (benefit) of net operating losses
United States	-	-
PRC/Hong Kong	(60,380)	(177,546)
	(60,380)	(177,546)

Total income tax benefit	$(354,294)	$(372,232)

Schedule of the Reconciliation of Expected Income Tax [Table Text Block]
	2012	2011

Net loss before income taxes	$(14,010,720)	$(11,575,515)

Expected income tax benefit at 34%	(4,763,645)	(3,935,675)

Nondeductible expenses	476,336	455,803
Non-taxable gain on deconsolidation of Shandong Media	(25,536)	-
Non-taxable gain on AdNet	-	(563,319)
Non-taxable change in warrant liabilities	(220,083)	-
Non-taxable (gain) loss on contingent consideration	(446,571)	-
Rate-differential on foreign income invested indefinitely	991,928	1,051,386
Increase in valuation allowance	3,718,139	2,578,366
Change in estimates - offset by changes in valuation allowance above	(62,987)	39,587
Removal of deferred tax assets relating to pre-merger NOLs	2,280,194	-
Change in valuation allowance related to pre-merger NOLs	(2,280,194)	-
Other changes in estimates	-	-
Unrecognized tax benefits	(21,875)	1,620

Income tax benefit	$(354,294)	$(372,232)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets

U.S. NOL - pre-stock exchange transaction	$-	$2,280,194
U.S. NOL - subsequent to stock exchange transaction	5,134,195	3,365,208
Foreign NOL	1,929,439	1,045,102
Reserve for returns	-	21,502
Fixed assets cost basis	23,771	9,768
Costs capitalized for tax	10,452	-
Accrued payroll	21,675	8,500
Accrued expenses	557,754	-
Deferred rent	390	-
Expenses prepaid for tax	6,902	-
Allowance for doubtful accounts	-	34,090
Equity method investee	-	4,927
Investment in and advance to cost method investee	33,724	-
Nonqualified options	207,443	9,214
Marketable securities	100,795	100,795
AMT credits	-	17,952
Charitable contribution carryover	757	680
Capital loss carryover	482,898	482,898
Total deferred tax assets	8,510,194	7,380,830

Less: valuation allowance	(8,314,240)	(7,171,877)

Deferred tax liabilities

Basis in equity method investee	(13,256)	-
Intangible assets	(419,773)	(952,004)
Total deferred tax liabilities	(433,029)	(952,004)

Net deferred tax liability	$(237,075)	$(743,051)

Schedule of Unrecognized Tax Roll Forward [Table Text Block]
	2012	2011
Balance, beginning of year	$21,875	$20,255
Increase from prior year's tax positions	884	1,620
Reduction resulting from the lapse of the statute of limitations	(22,759)	-
Balance, end of year	$-	$21,875